Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31, 2018	December 31, 2017
Cash	$2,443,938	$6,715,996
Cash equivalent	16,482,995	1,895,000
	$18,926,933	$8,610,996